Credit risk - Movement in gross exposures and impairment allowance (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Loans and advances at amortised cost
Opening balance	£ 4,514
Ending balance	4,610
Reconciliation of ECL movement to impairment charge/(release) for the period
Recoveries and reimbursements	(32)
ECL charge on assets held for sale	44
Total exchange and other adjustments	(25)
Total income statement charge for the period	831	£ 688
Financial guarantee contracts
Reconciliation of ECL movement to impairment charge/(release) for the period
Reimbursements	18	7
Stage 1
Reconciliation of ECL movement to impairment charge/(release) for the period
Recoveries and reimbursements	(31)
Lifetime expected credit losses | Stage 2
Reconciliation of ECL movement to impairment charge/(release) for the period
Recoveries and reimbursements	25
Lifetime expected credit losses | Stage 3
Reconciliation of ECL movement to impairment charge/(release) for the period
Recoveries and reimbursements	(26)
Total loans and advances at amortised cost
Loans and advances at amortised cost
Opening balance	4,490
Ending balance	4,592
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	867
Total loans and advances at amortised cost | Stage 1
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(5)
Total loans and advances at amortised cost | Lifetime expected credit losses | Stage 2
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(34)
Total loans and advances at amortised cost | Lifetime expected credit losses | Stage 3
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	906
Total loans and advances at amortised cost | Financial assets at amortised cost
Loans and advances at amortised cost
Write-offs	(585)	(404)
Reconciliation of ECL movement to impairment charge/(release) for the period
Post write-off recoveries	14	7
Net write-offs	571	£ 397
Retail mortgages
Loans and advances at amortised cost
Opening balance	360
Ending balance	289
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	3
Retail mortgages | Stage 1
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	0
Retail mortgages | Lifetime expected credit losses | Stage 2
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	1
Retail mortgages | Lifetime expected credit losses | Stage 3
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	2
Retail credit cards
Loans and advances at amortised cost
Opening balance	2,861
Ending balance	3,065
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	767
Retail credit cards | Stage 1
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	7
Retail credit cards | Lifetime expected credit losses | Stage 2
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	7
Retail credit cards | Lifetime expected credit losses | Stage 3
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	753
Retail other
Loans and advances at amortised cost
Opening balance	52
Ending balance	43
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	1
Retail other | Stage 1
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(2)
Retail other | Lifetime expected credit losses | Stage 2
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	1
Retail other | Lifetime expected credit losses | Stage 3
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	2
Corporate loans
Loans and advances at amortised cost
Opening balance	1,217
Ending balance	1,195
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	96
Corporate loans | Stage 1
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(10)
Corporate loans | Lifetime expected credit losses | Stage 2
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(43)
Corporate loans | Lifetime expected credit losses | Stage 3
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	149
ECL movement on loan commitments and other financial guarantees
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(21)
ECL movement on loan commitments and other financial guarantees | Stage 1
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	15
ECL movement on loan commitments and other financial guarantees | Lifetime expected credit losses | Stage 2
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(23)
ECL movement on loan commitments and other financial guarantees | Lifetime expected credit losses | Stage 3
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(13)
ECL movement on other financial assets
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	4
ECL movement on other financial assets | Stage 1
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	2
ECL movement on other financial assets | Lifetime expected credit losses | Stage 2
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	2
ECL movement on other financial assets | Lifetime expected credit losses | Stage 3
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	0
ECL movement on debt securities at amortised cost
Loans and advances at amortised cost
Opening balance	24
Ending balance	18
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(6)
ECL movement on debt securities at amortised cost | Stage 1
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	1
ECL movement on debt securities at amortised cost | Lifetime expected credit losses | Stage 2
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(7)
ECL movement on debt securities at amortised cost | Lifetime expected credit losses | Stage 3
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	0
Gross exposure | Retail mortgages | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	8,362
Business activity in the period	247
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	167
Final repayments	(589)
Disposals	2,922
Write-offs	(8)
Ending balance	5,257
Gross exposure | Retail mortgages | Financial assets at amortised cost | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail mortgages | Financial assets at amortised cost | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail mortgages | Financial assets at amortised cost | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail mortgages | Financial assets at amortised cost | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail mortgages | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	7,257
Business activity in the period	247
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	127
Final repayments	(505)
Disposals	2,477
Write-offs	0
Ending balance	4,587
Gross exposure | Retail mortgages | Financial assets at amortised cost | Stage 1 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	(136)
Gross exposure | Retail mortgages | Financial assets at amortised cost | Stage 1 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	90
Gross exposure | Retail mortgages | Financial assets at amortised cost | Stage 1 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(34)
Gross exposure | Retail mortgages | Financial assets at amortised cost | Stage 1 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	18
Gross exposure | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	389
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(7)
Final repayments	(31)
Disposals	316
Write-offs	0
Ending balance	69
Gross exposure | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	136
Gross exposure | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	(90)
Gross exposure | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(30)
Gross exposure | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	18
Gross exposure | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	716
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	47
Final repayments	(53)
Disposals	129
Write-offs	(8)
Ending balance	601
Gross exposure | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	64
Gross exposure | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	(36)
Gross exposure | Retail credit cards | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	27,287
Business activity in the period	750
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	323
Final repayments	(78)
Disposals	876
Write-offs	(471)
Ending balance	26,935
Gross exposure | Retail credit cards | Financial assets at amortised cost | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail credit cards | Financial assets at amortised cost | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail credit cards | Financial assets at amortised cost | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail credit cards | Financial assets at amortised cost | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail credit cards | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	22,315
Business activity in the period	715
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	22
Final repayments	(61)
Disposals	699
Write-offs	0
Ending balance	21,766
Gross exposure | Retail credit cards | Financial assets at amortised cost | Stage 1 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	(1,358)
Gross exposure | Retail credit cards | Financial assets at amortised cost | Stage 1 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	1,038
Gross exposure | Retail credit cards | Financial assets at amortised cost | Stage 1 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(211)
Gross exposure | Retail credit cards | Financial assets at amortised cost | Stage 1 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	5
Gross exposure | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	3,450
Business activity in the period	34
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	309
Final repayments	(17)
Disposals	176
Write-offs	0
Ending balance	3,325
Gross exposure | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	1,358
Gross exposure | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	(1,038)
Gross exposure | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(600)
Gross exposure | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	5
Gross exposure | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	1,522
Business activity in the period	1
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(8)
Final repayments	0
Disposals	1
Write-offs	(471)
Ending balance	1,844
Gross exposure | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	811
Gross exposure | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	(10)
Gross exposure | Retail other | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	3,411
Business activity in the period	761
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	869
Final repayments	(1,397)
Disposals	0
Write-offs	(8)
Ending balance	3,636
Gross exposure | Retail other | Financial assets at amortised cost | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail other | Financial assets at amortised cost | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail other | Financial assets at amortised cost | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail other | Financial assets at amortised cost | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail other | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	2,734
Business activity in the period	717
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	874
Final repayments	(1,185)
Disposals	0
Write-offs	0
Ending balance	3,017
Gross exposure | Retail other | Financial assets at amortised cost | Stage 1 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	(162)
Gross exposure | Retail other | Financial assets at amortised cost | Stage 1 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	83
Gross exposure | Retail other | Financial assets at amortised cost | Stage 1 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(69)
Gross exposure | Retail other | Financial assets at amortised cost | Stage 1 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	25
Gross exposure | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	369
Business activity in the period	44
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(6)
Final repayments	(80)
Disposals	0
Write-offs	0
Ending balance	397
Gross exposure | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	162
Gross exposure | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	(83)
Gross exposure | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(54)
Gross exposure | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	45
Gross exposure | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	308
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1
Final repayments	(132)
Disposals	0
Write-offs	(8)
Ending balance	222
Gross exposure | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	123
Gross exposure | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	(70)
Gross exposure | Corporate loans | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	111,158
Business activity in the period	16,407
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	5,241
Final repayments	(18,588)
Disposals	35
Write-offs	(98)
Ending balance	114,085
Gross exposure | Corporate loans | Financial assets at amortised cost | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Gross exposure | Corporate loans | Financial assets at amortised cost | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Gross exposure | Corporate loans | Financial assets at amortised cost | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Corporate loans | Financial assets at amortised cost | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Corporate loans | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	100,956
Business activity in the period	15,771
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	5,039
Final repayments	(17,470)
Disposals	30
Write-offs	0
Ending balance	103,960
Gross exposure | Corporate loans | Financial assets at amortised cost | Stage 1 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	(2,083)
Gross exposure | Corporate loans | Financial assets at amortised cost | Stage 1 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	1,742
Gross exposure | Corporate loans | Financial assets at amortised cost | Stage 1 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(59)
Gross exposure | Corporate loans | Financial assets at amortised cost | Stage 1 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	94
Gross exposure | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	8,967
Business activity in the period	586
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	229
Final repayments	(1,011)
Disposals	5
Write-offs	0
Ending balance	8,797
Gross exposure | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	2,083
Gross exposure | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	(1,742)
Gross exposure | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(317)
Gross exposure | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	7
Gross exposure | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	1,235
Business activity in the period	50
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(27)
Final repayments	(107)
Disposals	0
Write-offs	(98)
Ending balance	1,328
Gross exposure | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Gross exposure | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Gross exposure | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	376
Gross exposure | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	(101)
ECL | Retail mortgages | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	360
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	7
Final repayments	(4)
Disposals	66
Write-offs	(8)
Ending balance	289
ECL | Retail mortgages | Financial assets at amortised cost | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
ECL | Retail mortgages | Financial assets at amortised cost | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
ECL | Retail mortgages | Financial assets at amortised cost | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
ECL | Retail mortgages | Financial assets at amortised cost | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
ECL | Retail mortgages | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	11
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(3)
Final repayments	(1)
Disposals	5
Write-offs	0
Ending balance	6
ECL | Retail mortgages | Financial assets at amortised cost | Stage 1 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
ECL | Retail mortgages | Financial assets at amortised cost | Stage 1 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	3
ECL | Retail mortgages | Financial assets at amortised cost | Stage 1 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
ECL | Retail mortgages | Financial assets at amortised cost | Stage 1 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	1
ECL | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	28
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	7
Final repayments	(1)
Disposals	29
Write-offs	0
Ending balance	0
ECL | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
ECL | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	(3)
ECL | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(3)
ECL | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	1
ECL | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	321
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	3
Final repayments	(2)
Disposals	32
Write-offs	(8)
Ending balance	283
ECL | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
ECL | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
ECL | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	3
ECL | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	(2)
ECL | Retail credit cards | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	2,776
Business activity in the period	29
Refinements to models used for calculation	43
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	706
Final repayments	(11)
Disposals	91
Write-offs	(471)
Ending balance	2,981
ECL | Retail credit cards | Financial assets at amortised cost | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
ECL | Retail credit cards | Financial assets at amortised cost | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
ECL | Retail credit cards | Financial assets at amortised cost | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
ECL | Retail credit cards | Financial assets at amortised cost | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
ECL | Retail credit cards | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	412
Business activity in the period	16
Refinements to models used for calculation	27
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(263)
Final repayments	(4)
Disposals	20
Write-offs	0
Ending balance	399
ECL | Retail credit cards | Financial assets at amortised cost | Stage 1 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	(49)
ECL | Retail credit cards | Financial assets at amortised cost | Stage 1 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	285
ECL | Retail credit cards | Financial assets at amortised cost | Stage 1 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(9)
ECL | Retail credit cards | Financial assets at amortised cost | Stage 1 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	4
ECL | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	1,138
Business activity in the period	13
Refinements to models used for calculation	5
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	525
Final repayments	(7)
Disposals	70
Write-offs	0
Ending balance	1,075
ECL | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	49
ECL | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	(285)
ECL | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(296)
ECL | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	3
ECL | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	1,226
Business activity in the period	0
Refinements to models used for calculation	11
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	444
Final repayments	0
Disposals	1
Write-offs	(471)
Ending balance	1,507
ECL | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
ECL | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
ECL | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	305
ECL | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	(7)
ECL | Retail other | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	45
Business activity in the period	1
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	5
Final repayments	(5)
Disposals	0
Write-offs	(8)
Ending balance	38
ECL | Retail other | Financial assets at amortised cost | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
ECL | Retail other | Financial assets at amortised cost | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
ECL | Retail other | Financial assets at amortised cost | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
ECL | Retail other | Financial assets at amortised cost | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
ECL | Retail other | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	8
Business activity in the period	1
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1)
Final repayments	(2)
Disposals	0
Write-offs	0
Ending balance	6
ECL | Retail other | Financial assets at amortised cost | Stage 1 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
ECL | Retail other | Financial assets at amortised cost | Stage 1 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
ECL | Retail other | Financial assets at amortised cost | Stage 1 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
ECL | Retail other | Financial assets at amortised cost | Stage 1 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
ECL | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	2
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2
Final repayments	(1)
Disposals	0
Write-offs	0
Ending balance	3
ECL | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
ECL | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
ECL | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
ECL | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
ECL | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	35
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	4
Final repayments	(2)
Disposals	0
Write-offs	(8)
Ending balance	29
ECL | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
ECL | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
ECL | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
ECL | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
ECL | Corporate loans | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	836
Business activity in the period	40
Refinements to models used for calculation	21
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	104
Final repayments	(69)
Disposals	2
Write-offs	(98)
Ending balance	832
ECL | Corporate loans | Financial assets at amortised cost | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
ECL | Corporate loans | Financial assets at amortised cost | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
ECL | Corporate loans | Financial assets at amortised cost | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
ECL | Corporate loans | Financial assets at amortised cost | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
ECL | Corporate loans | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	179
Business activity in the period	24
Refinements to models used for calculation	3
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(55)
Final repayments	(20)
Disposals	1
Write-offs	0
Ending balance	168
ECL | Corporate loans | Financial assets at amortised cost | Stage 1 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	(11)
ECL | Corporate loans | Financial assets at amortised cost | Stage 1 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	49
ECL | Corporate loans | Financial assets at amortised cost | Stage 1 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(1)
ECL | Corporate loans | Financial assets at amortised cost | Stage 1 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	1
ECL | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	309
Business activity in the period	15
Refinements to models used for calculation	18
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	24
Final repayments	(47)
Disposals	1
Write-offs	0
Ending balance	265
ECL | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	11
ECL | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	(49)
ECL | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(16)
ECL | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	1
ECL | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	348
Business activity in the period	1
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	135
Final repayments	(2)
Disposals	0
Write-offs	(98)
Ending balance	399
ECL | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
ECL | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
ECL | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	17
ECL | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	£ (2)